RELATED PARTY TRANSACTIONS - Key Management Personnel Compensation (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Salaries and other short-term employee benefits	CAD 10	CAD 12
Post-employment benefits	3	5
Stock-based compensation	19	30
Total compensation	CAD 32	CAD 47